Statement of Earnings - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	(481)	233
E Ordinary shares	(240)	117
Ordinary shares - diluted	(542)	192
E Ordinary shares - diluted	(271)	109

Weighted average number of shares used in computation
Ordinary shares	386,677,304	384,299,440
Ordinary shares - diluted	404,487,080	419,369,278
E Ordinary shares - basic and diluted	1,598,625	2,541,262

Dividend declared per ordinary share (cents)	10	50
Dividend declared per E ordinary share (cents)	5	25